Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Reported Value Measurement [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate	$ 7,298	$ 12,869
Impaired loans, net	8,866	22,380
Repossessed assets	16,164	35,249
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Other real estate	7,298	12,869
Impaired loans, net	8,866	22,380
Repossessed assets	$ 16,164	$ 35,249